Retirement Benefits - Savings Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan Disclosure [Line Items]
Matching defined contribution expense	$ 7.9	$ 3.9	$ 4.5
U.S. 401(K)
Defined Contribution Plan Disclosure [Line Items]
Matching defined contribution expense	3.4	3.6	2.2
Other plans
Defined Contribution Plan Disclosure [Line Items]
Matching defined contribution expense	$ 4.5	$ 0.3	$ 2.3